UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Suite 2, Omaha NE 68137

                                                                      (Address of principal executive offices)

                   (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (302) 791-1851

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2010 - June 30, 2011

ITEM 1. PROXY VOTING RECORD: (see attached table)

Item 1, Exhibit A contains the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

          Equinox Funds Trust

By (Signature and Title)              /s/Robert J. Enck

              Robert J. Enck, President and Principal Executive Officer

Date August 30, 2011

Registrant: Equinox Funds Trust - Equinox Commodity Strategy Fund
Investment Company Act file number: 811-2247										Item 1
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2
3
4
5	N/A - Equinox Commodity Strategy Fund has not voted any proxies for the reporting period ended June 30, 2011.